UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01716

                        ALLIANCEBERNSTEIN CAP FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005  (unaudited)

Company                                                          Shares       U.S. $ Value
COMMON STOCKS-98.5%
Consumer Services-28.4%
Advertising-1.6%
Digitas, Inc.(a)                                                554,838      $   5,531,735
                                                                             --------------
Apparel-1.1%
Carter's, Inc.(a)                                                93,000          3,507,960
                                                                             --------------
Broadcasting & Cable-2.4%
Cumulus Media, Inc. Cl.A(a)*                                    311,518          4,043,504
Entravision Communications Corp. Cl.A(a)                        531,700          4,184,479
                                                                             --------------
                                                                                 8,227,983
                                                                             --------------
Entertainment & Leisure-3.3%
Activision, Inc.(a)                                             283,933          4,105,671
Audible, Inc.(a)*                                               222,100          2,847,322
Sunterra Corp.(a)*                                              263,300          4,094,315
                                                                             --------------
                                                                                11,047,308
                                                                             --------------
Retail - General Merchandise-3.5%
Dick's Sporting Goods, Inc.(a)*                                 151,260          4,652,757
MarineMax, Inc.(a)                                              117,100          3,167,555
Too, Inc.(a)*                                                   177,100          4,075,071
                                                                             --------------
                                                                                11,895,383
                                                                             --------------
Miscellaneous-16.5%
Bright Horizons Family Solutions, Inc.(a)*                      136,620          4,630,052
Charles River Associates, Inc.(a)                                52,400          2,745,760
Dycom Industries, Inc.(a)*                                      221,800          5,159,068
Hughes Supply, Inc.                                             151,900          3,964,590
Huron Consulting Group, Inc.(a)                                 146,200          3,076,048
Insight Enterprises, Inc.(a)                                    294,600          5,332,260
Laureate Education, Inc.(a)*                                    127,208          5,650,579
Life Time Fitness, Inc.(a)                                      147,600          3,995,532
MSC Industrial Direct Co., Inc. Cl.A                            135,500          3,640,885
Resources Connection, Inc.(a)*                                  310,500          5,933,655
ScanSource, Inc.(a)*                                             94,760          4,382,650
Strayer Education, Inc.*                                         47,500          5,095,800
ZipRealty, Inc.(a)                                              166,120          2,324,019
                                                                             --------------
                                                                                55,930,898
                                                                             --------------
                                                                                96,141,267
                                                                             --------------
Technology-24.6%
Communication Services-0.8%
InPhonic, Inc.(a)*                                              111,500          1,719,330
Syniverse Holdings, Inc.(a)*                                     87,200          1,055,120
                                                                             --------------
                                                                                 2,774,450
                                                                             --------------
Computer Services-7.7%
Alliance Data Systems Corp.(a)                                  108,400          4,379,360
Anteon International Corp.(a)                                   142,800          5,969,040
Euronet Worldwide, Inc.(a)                                      221,390          6,544,288
Kanbay International, Inc.(a)                                   167,360          3,009,133
Ness Technologies, Inc. (Israel)(a)                             316,800          3,389,760
Sapient Corp.(a)*                                               395,200          2,825,680
                                                                             --------------
                                                                                26,117,261
                                                                             --------------
Contract Manufacturing-0.7%
Semtech Corp.(a)                                                143,000          2,415,270
                                                                             --------------
Internet Infrastructure-1.5%
Quest Software, Inc.(a)                                         426,900          5,063,034
                                                                             --------------

Semi-Conductor Capital Equipment-0.9%
FormFactor, Inc.(a)*                                            136,400          3,115,376
                                                                             --------------
Semi-Conductor Components-2.1%
ATMI, Inc.(a)                                                   125,440          2,874,458
Microsemi Corp.(a)*                                             257,800          4,361,976
                                                                             --------------
                                                                                 7,236,434
                                                                             --------------
Software-3.9%
Macromedia, Inc.(a)                                             178,400          7,066,424
Niku Corp.(a)                                                   196,000          3,088,960
RightNow Technologies, Inc.(a)*                                 118,810          1,059,785
VeriFone Holdings, Inc.(a)                                      172,700          1,856,525
                                                                             --------------
                                                                                13,071,694
                                                                             --------------
Steel-1.2%
Allegheny Technologies, Inc.(a)*                                171,940          3,851,456
                                                                             --------------
Miscellaneous-5.8%
Amphenol Corp. Cl.A                                              93,580          3,690,795
Exar Corp.(a)*                                                  122,600          1,555,794
Kronos, Inc.(a)*                                                 31,300          1,222,265
MICROS Systems, Inc.(a)                                         113,960          4,518,514
TNS, Inc.(a)                                                     31,300            580,928
TTM Technologies, Inc.(a)*                                      533,400          4,805,934
Wind River Systems, Inc.(a)                                     262,100          3,402,058
                                                                             --------------
                                                                                19,776,288
                                                                             --------------
                                                                                83,421,263
                                                                             --------------
Health Care-15.8%
Biotechnology-6.0%
MGI Pharma, Inc.(a)*                                            148,900          3,283,245
NeoPharm, Inc.(a)*                                              288,200          2,406,470
Orchid Biosciences, Inc.(a)                                     144,700          1,308,088
Protein Design Labs, Inc.(a)                                    192,000          3,432,960
Serologicals Corp.(a)*                                          206,200          4,439,486
SFBC International, Inc.(a)                                     112,530          3,510,936
Telik, Inc.(a)*                                                 127,800          2,070,360
                                                                             --------------
                                                                                20,451,545
                                                                             --------------
Medical Products-5.4%
Abaxis, Inc.(a)*                                                170,990          1,624,405
Angiotech Pharmaceuticals, Inc. (Canada)(a)*                    150,100          2,039,859
Animas Corp.(a)                                                 190,150          3,564,362
ArthroCare Corp.(a)*                                            127,100          3,734,198
INAMED Corp.(a)                                                  28,581          1,738,868
OraSure Technologies, Inc.(a)                                   330,000          2,626,800
Ventana Medical Systems, Inc.(a)                                 39,600          1,576,872
Vnus Medical Technologies(a)*                                   145,700          1,400,177
                                                                             --------------
                                                                                18,305,541
                                                                             --------------
Medical Services-4.4%
Amedisys, Inc.(a)*                                              139,300          4,180,393
LabOne, Inc.(a)*                                                135,810          4,764,215
Stericycle, Inc.(a)                                              76,500          3,723,255
United Surgical Partners International, Inc.(a)                  52,700          2,331,975
                                                                             --------------
                                                                                14,999,838
                                                                             --------------
                                                                                53,756,924
                                                                             --------------
Energy-9.8%
Oil Service-9.8%
Bill Barrett Corp.(a)*                                           92,000          2,450,880
Cimarex Energy Co.(a)*                                           66,000          2,343,000
Core Laboratories N.V. (Netherlands)(a)                         153,030          3,611,508
Dril-Quip, Inc.(a)                                               46,100          1,343,815
FMC Technologies, Inc.(a)                                       127,840          3,877,387
Gulf Island Fabrication, Inc.                                    26,100            549,144
Helmerich & Payne, Inc.                                         103,800          3,990,072
Hydril Co.(a)                                                    67,600          3,555,760
Range Resources Corp.*                                          172,200          3,900,330
Spinnaker Exploration Co.(a)*                                    58,500          1,872,585
W-H Energy Services, Inc.(a)                                    157,900          3,476,958
Whiting Peteroleum Corp.(a)*                                     73,000          2,209,710
                                                                             --------------
                                                                                33,181,149
                                                                             --------------
Capital Goods-8.2%
Electrical Equipment-2.5%
Engineered Support Systems, Inc.                                 83,550          2,950,986
Essex Corp.(a)                                                  193,200          2,967,552
United Defense Industries, Inc.*                                 36,600          2,707,668
                                                                             --------------
                                                                                 8,626,206
                                                                             --------------

Machinery-3.2%
Actuant Corp. Cl.A(a)                                            83,300          3,547,747
Commercial Vehicle Group, Inc.(a)*                              169,600          3,269,888
Oshkosh Truck Corp.                                              51,700          3,885,255
                                                                             --------------
                                                                                10,702,890
                                                                             --------------
Miscellaneous-2.5%
GrafTech International Ltd.(a)                                  318,500          1,213,485
IDEX Corp.                                                      117,300          4,369,425
Simpson Manufacturing Co., Inc.                                 108,300          2,924,100
                                                                             --------------
                                                                                 8,507,010
                                                                             --------------
                                                                                27,836,106
                                                                             --------------
Finance-4.5%
Banking - Regional-0.8%
Community Bancorp(a)                                             74,200          1,782,284
Oriental Financial Group, Inc. (Puerto Rico)*                    70,480            983,196
                                                                             --------------
                                                                                 2,765,480
                                                                             --------------
Brokerage & Money Management-2.2%
Affiliated Managers Group, Inc.(a)*                              50,500          3,157,765
Greenhill & Co., Inc.*                                           65,700          2,069,550
optionsXpress Holdings, Inc.(a)*                                164,700          2,147,688
                                                                             --------------
                                                                                 7,375,003
                                                                             --------------
Insurance-0.8%
Primus Guaranty, Ltd. (Bermuda)(a)*                             223,140          2,543,796
                                                                             --------------
Miscellaneous-0.7%
Advance America Cash Advance Centers, Inc.                      148,380          2,066,934
Archipelago Holdings, Inc.(a)*                                   11,300            366,685
                                                                             --------------
                                                                                 2,433,619
                                                                             --------------
                                                                                15,117,898
                                                                             --------------
Transportation-3.8%
Air Freight-1.5%
UTI Worldwide, Inc. (British Virgin Islands)*                    81,700          5,240,238
                                                                             --------------
Shipping-1.1%
Kirby Corp.(a)                                                   92,200          3,756,228
                                                                             --------------
Trucking-1.2%
Universal Truckload Services, Inc.(a)                            47,500            757,150
Werner Enterprises, Inc.                                        175,200          3,255,216
                                                                             --------------
                                                                                 4,012,366
                                                                             --------------
                                                                                13,008,832
                                                                             --------------
Basic Industry-2.3%
Chemicals-2.3%
Georgia Gulf Corp.                                               91,700          3,384,647
Hexcel Corp.(a)                                                 278,200          4,562,480
                                                                             --------------
                                                                                 7,947,127
                                                                             --------------
Consumer Staples-1.1%
Household Products-1.1%
Tempur-Pedic International, Inc.(a)*                            192,900          3,682,461
                                                                             --------------
Total Common Stocks
(cost $292,143,795)                                                            334,093,027
                                                                             --------------

                                                              Principal
                                                                 Amount
                                                                  (000)
SHORT-TERM INVESTMENT-1.2%
Time Deposit-1.2%
State Street Euro Dollar
2.10%, 5/02/05
(cost $3,939,000)                                             $   3,939      $   3,939,000
                                                                             --------------
Total Investments Before Security Lending
Collateral -99.7%
(cost $296,082,795)                                                            338,032,027
                                                                             --------------

                                                                 Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-26.3%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.81%
(cost $89,156,825)                                           89,156,825         89,156,825
                                                                             --------------
Total Investments-126.0%
(cost $385,239,620)                                                            427,188,852
Other assets less liabilities-(26.0%)                                          (88,122,129)
                                                                             --------------
Net Assets-100%                                                              $ 339,066,723
                                                                             --------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005